SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 02, 2017
Accounting Policies [Abstract]
Cash equivalents maturities, months	3 months
Impairment charge	$ 0	$ 0	$ 0
Severance pay expense	9,970,000	8,936,000	11,229,000
Employee contribution amount, max per year	18,000	18,000	17,500
Employees over 50 years of age maximum annual contribution per year	$ 24,000	24,000	23,000
Employee contribution percentage, minimum	6.00%
Employee contribution percentage, maximum	8.00%
Employer percent of match	50.00%
Expense for matching contributions	$ 3,930,000	$ 4,310,000	$ 3,922,000
Weighted average number of shares related to outstanding anti-dilutive options	398,544	561,621	734,100
Advertising expenses	$ 9,693,000	$ 7,986,000	$ 7,827,000
Subsequent Event [Member] | Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of cumulative-effect adjustment to retained earnings				$ 6,000,000